Related party transactions - Disclosure of Remuneration to Key Management Personnel (Details) - Key management personnel - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 5,592	€ 4,748	€ 5,162
Post-employment benefits	608	519	474
Share based payment transactions	4,380	4,712	1,351
Total	€ 10,580	€ 9,979	€ 6,987